Financial Instruments (Details) $ / shares in Units, $ in Thousands			1 Months Ended				12 Months Ended
	Sep. 08, 2020 USD ($)	Jul. 08, 2019	Mar. 19, 2020 USD ($) $ / shares shares	Mar. 28, 2019	Nov. 26, 2018 USD ($)	Nov. 23, 2018	Dec. 31, 2020	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Apr. 17, 2020 USD ($)	Jan. 15, 2020 USD ($)
Financial Instruments (Details) [Line Items]
Description of Issuance of convertible debentures	The Lender was entitled to a transaction and interest fee of $5 (plus VAT) that was offset from the Credit Facility for the immediately drawn $100 and 5% from any additional withdrawal amount from the Credit Facility. On November 24, 2020, the Loan Amount was fully repaid by the Company.	Since July 8, 2019, up until September 13, 2019, Yorkville converted the rest of the principal outstanding amount under the Convertible Debentures, by converting $100 on July 8, 2019; $450 on July 23, 2019; $375 on August 30, 2019; and $325 on September 13, 2019 - refer to Note 17f for more information. Valuation process and techniques: The Company’s management considers the appropriateness of the valuation methods and inputs and may request that alternative valuation methods are applied to support the valuation arising from the method chosen. The valuation of the Convertible Debentures was set in accordance with IFRS 9 and IAS 32, “Financial Instruments: Presentation” (“IAS 32”). IFRS 9 and IAS 32 determine the accepted method in allocating the consideration received from a bundle of securities. According to the guidelines of IFRS 9 and IAS 32, the allocation is based on the method of the remainder of consideration, when there is a hierarchy regarding the financial instruments measured at fair value and the financial instruments recognized as the remainder of consideration. According to IFRS 9 and IAS 32, the allocation is based on the following hierarchy: - Derivative and other financial instrument measured at fair value through its contractual life. - Financial liabilities and other complex instruments which are not recognized at fair value. - Equity instruments. IFRS 9 and IAS 32 also determine that a derivative which may be settled other than by the exchange of a fixed amount of cash or another financial asset for a fixed number of the entity’s own equity instruments, will be defined as a financial liability, measured and presented at fair value each period. Accordingly, and as mentioned in the Securities Purchase Agreement, in the event of conversion, the number of shares to be issued is unknown (not fixed). Therefore, according to the definition mentioned above, the conversion component is classified as a financial liability that will be measured at fair value, through profit or loss, as of the Issuance Date and on any following financial reporting date (accordingly, issue expenses related to the derivative will be recorded through profit or loss). The remainder of the consideration will be attributed to the debt component and no consideration will be left to attribute to the equity instrument (issuance of 131 ADSs mentioned above). The valuation of the conversion component of Convertible Debentures was set at fair value, as required in IFRS 9, and in accordance with IFRS 13, “Fair value measurement” (“IFRS 13”) and was categorized as Level 3 by the Company. General Overview of Valuation Approaches used in the Valuation: Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Economic methodology: The convertible component was calculated using the Monte Carlo Simulation Model, an OPM which takes into account the parameters as disclosed below for each period valuated, in which a valuation was performed at (i) the Issuance Date, (ii) each reporting date and (iii) prior to each conversion. Hereinafter are the ranges of the parameters used: The price of the ADS as of the valuation date ($) 164.5-238 The exercise price of the option (*) ($) 490 The expected volatility of the price of the ADS (%) 79.2-116.1 The risk-free interest rate for the option contractual term (%) 1.97-2.52 The expected dividends over the option’s expected term (%) 0 Maturity date November 23, 2019 (*)The lower of $490.00 or 95% of the lowest daily VWAP during the five consecutive trading days immediately preceding the conversion date. Hereinafter is the reconciliation of the fair value measurements (the conversion component of the Convertible Debentures) that are categorized within Level 3 of the fair value hierarchy in financial instruments: Balance at January 1, 2018 $ - Issuance at November 23, 2018 745 Net change in fair value of the conversion component designated at fair value through profit or loss (468) Balance at December 31, 2018 277 Net change in fair value of the conversion component designated at fair value through profit or loss (82) Conversion of the proportional part out of the conversion component (195) Balance at December 31, 2019 $- c.Bridge Loan On January 15, 2020, the Company entered into a bridge loan agreement (the “Bridge Loan”) with a third party, in which the third party lent to the Company $50 (the “Bridge Loan Amount”). On April 17, 2020, the Bridge Loan Amount was fully repaid by the Company, including interest in the amount of $2. Accordingly, the Bridge Loan was terminated with no further effect. d.Line of Credit On September 8, 2020, the Company entered into a certain credit agreement (the “Credit Facility”), with M.R.M. Merchavit Holdings and Management Ltd. (the “Lender”), whereby the Lender agreed to extend a line of credit to the Company in the aggregate amount of $200, or the Credit Amount. According to the terms of the Credit Facility, $100 of the Credit Amount (the “Loan Amount”), was immediately drawn on the date of the Credit Facility, and the remaining $100 was available be drawn on an as-needed basis. The Loan Amount was due upon the earlier of one year from September 8, 2020 or at such time that the Company raised $1,500. The Lender was entitled to a transaction and interest fee of $5 (plus VAT) that was offset from the Credit Facility for the immediately drawn $100 and 5% from any additional withdrawal amount from the Credit Facility. On November 24, 2020, the Loan Amount was fully repaid by the Company. e.Dekel On March 19, 2020, the Company entered into a securities purchase agreement with Dekel Pharmaceutical Ltd. (“Dekel”) pursuant to which Dekel agreed to invest in the Company through a private placement transaction (the “Private Placement”). At the time of the Private Placement, Dekel was considered as a related party to the Company; however, it is no longer a related party to the Company. In connection with the Private Placement, Dekel received convertible promissory notes (the “Notes”), with an aggregate original principal amount of approximately $350, at an aggregate purchase price of $315 to be paid in several tranches spread across a twelve-month period. In addition, the Company issued a warrant to purchase up to 4,490 ADSs of the Company (the “Private Placement Warrant”) and 571 ADSs. The initial tranche of the Private Placement was for a principal amount of $220 at a purchase price of $198. The Notes are unsecured, have a maturity date of March 23, 2021, bear interest at a rate of 12% per annum, and may be converted, at the election of the holder, into ADSs at an initial conversion price of $24.50 per ADS (the “Fixed Conversion Price”), subject to adjustments. After the six-month anniversary of the issuance of the Notes, the conversion price shall be equal to the lower of the Fixed Conversion Price or 70% of the lowest trading price of the ADSs as reported on Nasdaq or any exchange upon which the ADSs or ordinary shares of the Company are traded at such time, for the 20 prior trading days including the day upon which a notice of conversion is received by the Company or its transfer agent. The Private Placement Warrant is exercisable at any time on or after the actual closing date and on or prior to the close of business on the five-year anniversary of the date of issuance, at an initial exercise price of $24.5 per ADS, subject to adjustment. On November 8, 2020, the Notes was terminated and the initial tranche was fully repaid by the Company. General Overview of Valuation Approaches used in the Valuation: Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Economic methodology: The warrants’ fair value was calculated using the Black–Scholes OPM, which takes into account the parameters as disclosed below for each period valuated, in which a valuation was performed at (i) the issuance date, and (ii) each reporting date with the following assumptions: December 31, 2020 March 23, 2020 Dividend yield (%) 0 0 Expected volatility (%) 132 122.01 Risk-free interest rate (%) 0.38 0.38 Underlying Share Price ($) 3.625 30.1 Exercise price ($) 24.5 24.5 Warrants fair value ($) 2.22 25.2 f. Financial risk factors: The Company’s activities expose it to various financial risks such as market risks (foreign currency risk and interest risk), credit risk and liquidity risk. The Company’s comprehensive risk management plan focuses on activities that reduce to a minimum any possible adverse effects on the Company’s financial performance. Risk management is performed by management in accordance with the policies approved by the Company’s board of directors (the “Board”). The Board establishes written principles for the overall risk management activities as well as specific policies with respect to certain exposures to risks such as exchange rate risk, credit risk and the investments of surplus funds. 1. Market risks: Foreign currency risk: The Company is exposed to exchange rate risk resulting from the exposure to different currencies, mainly from transactions in NIS. Exchange rate risk arises from recognized liabilities that are denominated in a foreign currency other than the functional currency. 2. Credit risks: All cash and restricted deposits related to the Company are held in two banks in Israel which are considered financially solid. 3. Liquidity risk: The Company monitors the risk of a shortage of funds on a regular basis and acts to raise funds to satisfy its liabilities. As of December 31, 2020, the Company expects to settle all of its financial liabilities in less than one year. The carrying amounts of cash and restricted deposits, and all other financial assets and liabilities approximate their fair value. Refer to Note 1c for more information.		as part of a financing round (see Note 17e.1), Yorkville agreed to invest $250 by converting $250 of the principal outstanding amount ($1,500) under the Convertible Debentures. As a result of the conversion, the Company issued to Yorkville 1,020 ADSs. In addition, as part of the financing round above-mentioned, the Company issued to Yorkville a warrant to purchase up to 765 ADSs.	In addition, $78 was deducted due to issue expenses, and Yorkville received 131 ADSs of the Company in return to additional commitment fees (valued at $75). Also, an additional fee of $10 was deducted from the $1,500 due to payments to Yorkville’s legal counsels. Two additional tranches of $500 each of the Convertible Debentures shall be purchased by Yorkville conditional on the passage of time and/or certain triggering events as disclosed in the Securities Purchase Agreement. If the Company will not comply with the triggering events mentioned, the Company will be deemed to be in default pursuant to the terms, and inter alia, the interest on the Convertible Debentures will accrue up to a rate of 15% per annum. The Company shall pay Yorkville additional commitment fees upon issuance of each such tranche, to be paid at the Company’s option in cash or ADSs of the Company. From and after the date of issuance of the Convertible Debentures, the outstanding principal, together with accrued and unpaid interest, will be convertible, at the option of Yorkville, into the Company’s ADSs at the lower of $7.00 or 95% of the lowest daily volume-weighted average price (“VWAP”) during the five consecutive trading days immediately preceding the conversion date.	the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) and a registration rights agreement with YA II PN Ltd. (“Yorkville”), a fund managed by Yorkville Advisors Global L.P., for the sale in a private placement of up to $2,500 in principal amount of unsecured convertible debentures (the “Convertible Debentures”). Interest on the Convertible Debentures will accrue at a rate of 5% per annum and can be repaid in cash with an addition of an 10% redemption premium upon the maturity date of the Convertible Debentures, being 12 months from the issuance of each Convertible Debenture.
Convertible debentures issued					$ 1,500
Consecutive trading days							(*)The lower of $490.00 or 95% of the lowest daily VWAP during the five consecutive trading days immediately preceding the conversion date. Hereinafter is the reconciliation of the fair value measurements (the conversion component of the Convertible Debentures) that are categorized within Level 3 of the fair value hierarchy in financial instruments: Balance at January 1, 2018 $ - Issuance at November 23, 2018 745 Net change in fair value of the conversion component designated at fair value through profit or loss (468) Balance at December 31, 2018 277 Net change in fair value of the conversion component designated at fair value through profit or loss (82) Conversion of the proportional part out of the conversion component (195) Balance at December 31, 2019 $- c.Bridge Loan On January 15, 2020, the Company entered into a bridge loan agreement (the “Bridge Loan”) with a third party, in which the third party lent to the Company $50 (the “Bridge Loan Amount”). On April 17, 2020, the Bridge Loan Amount was fully repaid by the Company, including interest in the amount of $2. Accordingly, the Bridge Loan was terminated with no further effect. d.Line of Credit On September 8, 2020, the Company entered into a certain credit agreement (the “Credit Facility”), with M.R.M. Merchavit Holdings and Management Ltd. (the “Lender”), whereby the Lender agreed to extend a line of credit to the Company in the aggregate amount of $200, or the Credit Amount. According to the terms of the Credit Facility, $100 of the Credit Amount (the “Loan Amount”), was immediately drawn on the date of the Credit Facility, and the remaining $100 was available be drawn on an as-needed basis. The Loan Amount was due upon the earlier of one year from September 8, 2020 or at such time that the Company raised $1,500. The Lender was entitled to a transaction and interest fee of $5 (plus VAT) that was offset from the Credit Facility for the immediately drawn $100 and 5% from any additional withdrawal amount from the Credit Facility. On November 24, 2020, the Loan Amount was fully repaid by the Company. e.
Bridge loan amount											$ 50
Interest payable										$ 2
Aggregate amount or credit amount	$ 200
Credit facility amount	100
Credit Facility and remaining available drawn amount	$ 100
Loan amount due term	1 year
Loan amount raised	$ 1,500
Cash paid for principal amount			$ 350
Purchase price			$ 315					$ 1	$ 17
Issued of warrant (in Shares) | shares			4,490
Maturity date			The Notes are unsecured, have a maturity date of March 23, 2021, bear interest at a rate of 12% per annum, and may be converted, at the election of the holder, into ADSs at an initial conversion price of $24.50 per ADS (the “Fixed Conversion Price”), subject to adjustments.
Interest rate			12.00%
Initial conversion price (in Dollars per share) | $ / shares			$ 24,500
Conversion Price (in Dollars per share) | $ / shares			$ 0.70
Warrants exercise price			24.5	245
Private Placement [Member]
Financial Instruments (Details) [Line Items]
Cash paid for principal amount			$ 220
Purchase price			$ 198
ADSs [Member]
Financial Instruments (Details) [Line Items]
Issued of warrant (in Shares) | shares			571